Pension and Other Postretirement Benefits (Details 3) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefits
Total assets			$ 700.7
Pension Plans
Pension and Other Postretirement Benefits
Total assets at fair value		$ 668.6	698.0
Accruals and payables—net		(3.8)	2.7
Total assets		664.8	700.7	$ 719.9
Pension Plans | Cash and cash equivalents
Pension and Other Postretirement Benefits
Total assets	[1]	26.0	7.7
Pension Plans | Equity mutual funds: Index equity
Pension and Other Postretirement Benefits
Total assets	[2]	102.8	118.7
Pension Plans | Equity mutual funds: Pooled equity
Pension and Other Postretirement Benefits
Total assets	[3]	44.0	41.0
Pension Plans | Fixed income: U.S.Treasury bonds and notes
Pension and Other Postretirement Benefits
Total assets	[4]	4.9	16.7
Pension Plans | Fixed income: Mutual funds
Pension and Other Postretirement Benefits
Total assets	[5]	86.9	79.9
Pension Plans | Fixed income: Corporate bonds and notes
Pension and Other Postretirement Benefits
Total assets	[6]	375.9	383.3
Pension Plans | Fixed income: Government and agency securities
Pension and Other Postretirement Benefits
Total assets	[7]	26.0	48.6
Pension Plans | Fixed income: Other
Pension and Other Postretirement Benefits
Total assets	[8]	2.1	2.1
Pension Plans | Quoted Prices in Active Markets (Level 1)
Pension and Other Postretirement Benefits
Total assets at fair value		133.7	143.1
Pension Plans | Quoted Prices in Active Markets (Level 1) | Cash and cash equivalents
Pension and Other Postretirement Benefits
Total assets	[1]	26.0	7.7
Pension Plans | Quoted Prices in Active Markets (Level 1) | Equity mutual funds: Index equity
Pension and Other Postretirement Benefits
Total assets	[2]	102.8	118.7
Pension Plans | Quoted Prices in Active Markets (Level 1) | Fixed income: U.S.Treasury bonds and notes
Pension and Other Postretirement Benefits
Total assets	[4]	4.9	16.7
Pension Plans | Significant Other Observable Inputs (Level 2)
Pension and Other Postretirement Benefits
Total assets at fair value		534.9	554.9
Pension Plans | Significant Other Observable Inputs (Level 2) | Equity mutual funds: Pooled equity
Pension and Other Postretirement Benefits
Total assets	[3]	44.0	41.0
Pension Plans | Significant Other Observable Inputs (Level 2) | Fixed income: Mutual funds
Pension and Other Postretirement Benefits
Total assets	[5]	86.9	79.9
Pension Plans | Significant Other Observable Inputs (Level 2) | Fixed income: Corporate bonds and notes
Pension and Other Postretirement Benefits
Total assets	[6]	375.9	383.3
Pension Plans | Significant Other Observable Inputs (Level 2) | Fixed income: Government and agency securities
Pension and Other Postretirement Benefits
Total assets	[7]	26.0	48.6
Pension Plans | Significant Other Observable Inputs (Level 2) | Fixed income: Other
Pension and Other Postretirement Benefits
Total assets	[8]	$ 2.1	$ 2.1

[1]	Cash and cash equivalents are primarily short-term money market funds and are classified as Level 1 assets.
[2]	The index equity funds are mutual funds that utilize a passively managed investment approach designed to track specific equity indices. They are valued at quoted market prices in an active market, which represent the net asset values of the shares held by the plan and are classified as Level 1 investments.
[3]	The pooled equity funds consist of actively managed pooled funds that invest in common stock and other equity securities that are traded on U.S., Canadian and foreign markets. These funds are valued using net asset values (NAV) as determined by the fund manager, which are based on the value of the underlying net assets of the fund. Although the NAV is not based on quoted market prices in an active market, it is based on observable market data and therefore the funds are categorized as Level 2 investments.
[4]	U.S. Treasury bonds and notes are valued based on quoted market prices in an active market and are classified as Level 1 investments.
[5]	The fixed income mutual funds are actively managed bond funds that invest in investment-grade corporate debt, various governmental debt obligations and mortgage-backed securities with varying maturities. They are classified as Level 2 investments valued using NAV as determined by the fund manager.
[6]	Corporate bonds and notes are traded and private placement securities valued by institutional bond pricing services, which gather information from market sources and integrate credit information, observed market movements and sector news into their pricing applications and models. These securities are classified as Level 2.
[7]	Government and agency securities consist of U.S. Federal and other government and agency debt securities, which are classified as Level 2 securities.
[8]	Other includes primarily collateralized mortgage obligations and asset-backed securities which are valued through pricing models of reputable third party sources based on market data and are classified as Level 2 investments.